SCHEDULE OF COMPONENTS OF LOSS BEFORE INCOME TAX (Details) - Intec Pharma Ltd. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intec	$ (14,180)	$ (47,331)
Subsidiary	176	370
Income (loss) before income tax	$ (14,004)	$ (46,961)